					Remittance Dates:
					March 25, 2015 through April 22, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2014 through June 29, 2015
		Remittance Dates:	March 25, 2015 through April 22, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00366	per kWh	$1,655,357.1	$1,648,167.86
2	Small General Service	$0.00573	per kWh	$159,373.96	$159,119.58
3	General Service	$0.00288	per kWh	$767,516.08	$767,052.48
4	Large General Service	$0.00156	per kWh	$175,844.89	$175,815.86
5	Large Industrial Power Service	$0.11523	per kW	$108,563.65	$108,563.65
6	Interruptible Service	$0.02658	per kW	$2,608.77	$2,608.77
7	Economic As-Available Service	$0.00015	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02380	per kW	$11,354.99	$11,354.99
9	Street and Outdoor Lighting	$0.01552	per kWh	$113,769.28	$112,384.47
10	Total			$2,994,388.72	$2,985,067.66

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$19,779,072.56	$19,781,906.68	$2,834.12	$—
14	Small General Service	$1,750,291.6	$1,750,684.42	$392.82	$—
15	General Service	$8,863,515.98	$8,865,432.11	$1,916.13	$—
16	Large General Service	$2,056,479.75	$2,056,483.03	$3.28	$—
17	Large Industrial Power Service	$1,197,320.54	$1,197,320.54	$—	$—
18	Interruptible Service	$36,366.59	$36,366.59	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$104,071.47	$104,071.47	$—	$—
21	Street and Outdoor Lighting	$1,215,211.32	$1,212,885.4	$—	$2,325.92
22	Total	$35,002,329.81	$35,005,150.24	$5,146.35	$2,325.92

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,985,067.66
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,987,888.09

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of April 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
					April 23, 2015 through May 21, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2014 through June 29, 2015
		Remittance Dates:	April 23, 2015 through May 21, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00366	per kWh	$1,242,838.49	$1,237,568.89
2	Small General Service	$0.00573	per kWh	$130,681.93	$130,496.62
3	General Service	$0.00288	per kWh	$742,989.88	$742,691.19
4	Large General Service	$0.00156	per kWh	$181,507.37	$181,477.97
5	Large Industrial Power Service	$0.11523	per kW	$109,055.95	$109,055.95
6	Interruptible Service	$0.02658	per kW	$3,168.11	$3,168.11
7	Economic As-Available Service	$0.00015	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02380	per kW	$11,133.81	$11,133.81
9	Street and Outdoor Lighting	$0.01552	per kWh	$114,379.24	$112,782.16
10	Total			$2,535,754.78	$2,528,374.7

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,528,374.7
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,528,374.7

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of May 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
					May 22, 2015 through June 22, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2014 through June 29, 2015
		Remittance Dates:	May 22, 2015 through June 22, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00366	per kWh	$1,386,614.3	$1,380,735.05
2	Small General Service	$0.00573	per kWh	$137,381.06	$137,186.27
3	General Service	$0.00288	per kWh	$777,761.41	$777,448.73
4	Large General Service	$0.00156	per kWh	$186,599.44	$186,569.23
5	Large Industrial Power Service	$0.11523	per kW	$108,664.78	$108,664.78
6	Interruptible Service	$0.02658	per kW	$3,010.82	$3,010.82
7	Economic As-Available Service	$0.00015	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02380	per kW	$11,133.81	$11,133.81
9	Street and Outdoor Lighting	$0.01552	per kWh	$113,951.83	$112,360.71
10	Total			$2,725,117.45	$2,717,109.4

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,717,109.4
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,717,109.4

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of June 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
					June 23, 2015 through July 21, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2014 through June 29, 2015
		Remittance Dates:	June 23, 2015 through July 21, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00366	per kWh	$1,863,727.75	$1,855,825.56
2	Small General Service	$0.00573	per kWh	$167,299.82	$167,062.59
3	General Service	$0.00288	per kWh	$878,833.54	$878,480.25
4	Large General Service	$0.00156	per kWh	$197,373.51	$197,341.56
5	Large Industrial Power Service	$0.11523	per kW	$110,712.87	$110,712.87
6	Interruptible Service	$0.02658	per kW	$3,304.93	$3,304.93
7	Economic As-Available Service	$0.00015	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02380	per kW	$11,495.33	$11,495.33
9	Street and Outdoor Lighting	$0.01552	per kWh	$114,560.69	$112,961.09
10	Total			$3,347,308.44	$3,337,184.18

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,337,184.18
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,337,184.18

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of July 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
					July 22, 2015 through August 20, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2015 through June 29, 2016
		Remittance Dates:	July 22, 2015 through August 20, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$2,193,250.45	$2,183,951.06
2	Small General Service	$0.00465	per kWh	$154,170.6	$153,952
3	General Service	$0.00239	per kWh	$797,440.46	$797,119.89
4	Large General Service	$0.00153	per kWh	$205,646.9	$205,613.59
5	Large Industrial Power Service	$0.09783	per kW	$92,896.28	$92,896.28
6	Interruptible Service	$0.02498	per kW	$3,231.04	$3,231.04
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02080	per kW	$10,057.57	$10,057.57
9	Street and Outdoor Lighting	$0.01468	per kWh	$109,006.46	$107,484.4
10	Total			$3,565,699.76	$3,554,305.83

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,554,305.83
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,554,305.83

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of August 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				August 21, 2015 through September 18, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2015 through June 29, 2016
		Remittance Dates:	August 21, 2015 through September 18, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$2,406,930.99	$2,396,725.61
2	Small General Service	$0.00465	per kWh	$160,418.21	$160,190.76
3	General Service	$0.00239	per kWh	$811,364.8	$811,038.65
4	Large General Service	$0.00153	per kWh	$205,892.67	$205,859.32
5	Large Industrial Power Service	$0.09783	per kW	$95,493.73	$95,493.73
6	Interruptible Service	$0.02498	per kW	$3,323.14	$3,323.14
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.02080	per kW	$10,037.32	$10,037.32
9	Street and Outdoor Lighting	$0.01468	per kWh	$109,212.85	$107,687.92
10	Total			$3,802,673.71	$3,790,356.45

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,790,356.45
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,790,356.45

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of September 2015

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer